GENERAL (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Aug. 02, 1988	Aug. 02, 1988
Cash equivalents and marketable securities	$ 4,338	$ 6,385	$ 8,202